JUNIOR SUBORDINATED DEBENTURES (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended				64 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 Junior Subordinated Debentures [Member]	Dec. 31, 2012 Junior Subordinated Debentures [Member]	Dec. 31, 2012 Junior Subordinated Debentures [Member] Minimum [Member]	Dec. 31, 2012 Junior Subordinated Debentures [Member] Maximum [Member]	Apr. 29, 2012 Junior Subordinated Debentures [Member] Prior to April 30, 2012 [Member]	Dec. 31, 2007 Junior Subordinated Debentures [Member] LIBOR [Member]	Dec. 31, 2007 Trust Preferred Securities [Member]
Debt Instrument [Line Items]
Junior subordinated debentures	$ 40,000	$ 40,000	$ 40,000						$ 40,000
Term of loan			10 years
Fixed rate			9.06%
Basis spread on variable rate								3.70%
Redemption percentage							107.50%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio				3.42	1.75
Total debt to net worth				1.35		3.00